GAAP to Non-GAAP Reconciliation	12 Months Ended
Dec. 31, 2025
Reconciliation [Abstract]
GAAP to Non-GAAP Reconciliation

GAAP to Non-GAAP Reconciliation

This proxy statement refers to Adjusted EBITDA, which the Company defines as net loss before depreciation and amortization expense, interest income, interest expense, taxes, share-based compensation expense, acquisition-related costs, restructuring costs, customer credit loss, litigation costs, and debt extinguishment loss. Management uses non-GAAP financial measures to evaluate the Company’s operating performance and trends, as well as for making planning decisions. Our Board also uses Adjusted EBITDA as a key metric to assess the performance of management. The Company believes that Adjusted EBITDA helps to identify underlying trends in the Company’s business that may otherwise be masked by the effect of the income and expenses and other items that it excludes in its calculation of Adjusted EBITDA. Accordingly, the Company believes this non-GAAP financial measure provides useful information to investors and others in understanding and evaluating the Company’s operating results, enhancing the overall understanding of its past performance and future prospects, and allowing for greater transparency with respect to key financial metrics used by the Company’s management in their financial and operational decision-making. The Company also presents this non-GAAP financial measure because it believes investors, analysts and rating agencies consider it to be a useful metric in measuring the Company’s performance against other companies and its ability to meet its debt service obligations.

Non-GAAP financial measures such as Adjusted EBITDA are presented in addition to, and not as a substitute for, or superior to, financial measures calculated in accordance with GAAP. There are limitations related to the use of non-GAAP financial measures such as Adjusted EBITDA because they are not prepared in accordance with GAAP, may exclude significant income and expenses required by GAAP to be recognized in the Company’s financial statements, and may not be comparable to non-GAAP financial measures used by other companies. The Company encourages investors to carefully consider its results under GAAP, as well as its supplemental non-GAAP information and the reconciliation between these presentations, to more fully understand its business.

A reconciliation between GAAP and non-GAAP results is presented below.

Reconciliation of GAAP Net Loss to EBITDA & Adjusted EBITDA
(in thousands)

	Three Months Ended		Twelve Months Ended
	December 31,		December 31,
	2025	2024	2025	2024
Net loss	$(9,394)	$(501)	$(59,002)	$(55,743)
Adjustments:
Interest income	(527)	(899)	(2,777)	(4,877)
Interest expense	1,350	1,314	5,320	5,256
Taxes	—	—	—	—
Depreciation & Amortization	2,808	2,237	10,623	8,419
EBITDA	$(5,763)	$2,151	$(45,836)	$(46,945)
Share-based compensation expense	7,555	8,555	33,823	30,603
Acquisition-related costs	—	—	—	1,873
Restructuring costs(1)	352	—	1,529	964
Customer credit loss(2)	—	—	—	2,147
Litigation costs(3)	1,304	399	3,852	399
Debt extinguishment loss	2,737	—	2,737	—
Adjusted EBITDA	$6,185	$11,105	$(3,895)	$(10,959)

(1) Restructuring charges primarily relate to severance payments and other post-employment benefits from a restructuring in the second quarter of 2024 and the third and fourth quarters of 2025.

(2) Customer credit loss consists of the write-off of accounts receivable due from a customer that filed for bankruptcy during the second quarter of 2024.

(3) Litigation costs relate to patent infringement lawsuits.